Segment Information - Disaggregation of Total Revenues (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Information
Domestic revenue	$ 61,115,393	$ 65,250,298	$ 67,243,094
Abroad revenue	1,145,471	972,538	1,372,674
Total revenue	62,260,864	66,222,836	68,615,768
Operating segment
Segment Information
Total revenue	62,260,864	66,222,836	68,615,768
Intersegment eliminations
Segment Information
Domestic revenue	(469,535)	(164,883)	(135,046)
Total revenue	(469,535)	(164,883)	(135,046)
Reportable segments
Segment Information
Total revenue	62,730,399	66,387,719	68,750,814
Reportable segments | Operating segment
Segment Information
Domestic revenue	61,584,928	65,415,181	67,378,140
Abroad revenue	1,145,471	972,538	1,372,674
Total revenue	62,730,399	66,387,719	68,750,814
Reportable segments | Intersegment eliminations
Segment Information
Total revenue	(469,535)	(164,883)	(135,046)
Cable
Segment Information
Total revenue	47,393,111	48,802,544	48,411,776
Cable | Operating segment | Digital TV Service
Segment Information
Domestic revenue	12,988,987	15,025,051	16,054,150
Total revenue	12,988,987	15,025,051	16,054,150
Cable | Operating segment | Advertising
Segment Information
Domestic revenue	1,958,989	2,162,410	2,073,346
Total revenue	1,958,989	2,162,410	2,073,346
Cable | Operating segment | Broadband Services
Segment Information
Domestic revenue	23,991,416	21,440,699	19,197,699
Total revenue	23,991,416	21,440,699	19,197,699
Cable | Operating segment | Telephony
Segment Information
Domestic revenue	2,964,230	4,464,983	5,380,078
Total revenue	2,964,230	4,464,983	5,380,078
Cable | Operating segment | Other Services
Segment Information
Domestic revenue	1,099,988	1,023,049	627,303
Total revenue	1,099,988	1,023,049	627,303
Cable | Operating segment | Enterprise Operations
Segment Information
Domestic revenue	3,914,425	4,408,885	4,820,254
Abroad revenue	475,076	277,467	258,946
Total revenue	4,389,501	4,686,352	5,079,200
Cable | Operating segment | Leasing set-top equipment
Segment Information
Total revenue	8,131,852	5,880,517	5,899,902
Cable | Intersegment eliminations
Segment Information
Total revenue	(166,906)	(161,937)	(131,559)
Sky
Segment Information
Total revenue	15,337,288	17,585,175	20,339,038
Sky | Operating segment | Advertising
Segment Information
Domestic revenue	906,563	1,039,011	1,183,495
Total revenue	906,563	1,039,011	1,183,495
Sky | Operating segment | DTH Broadcast Satellite TV
Segment Information
Domestic revenue	13,722,312	15,805,972	17,970,812
Abroad revenue	665,409	687,994	1,101,419
Total revenue	14,387,721	16,493,966	19,072,231
Sky | Operating segment | Pay-Per-View
Segment Information
Domestic revenue	38,018	45,121	71,003
Abroad revenue	4,986	7,077	12,309
Total revenue	43,004	52,198	83,312
Sky | Operating segment | Leasing set-top equipment
Segment Information
Total revenue	3,771,384	5,950,288	7,783,254
Sky | Intersegment eliminations
Segment Information
Total revenue	$ (302,629)	$ (2,946)	$ (3,487)